                   Allmerica Investment Trust (the "Trust")
                       Supplement effective July 1, 1999
                                       to
                  Statement of Additional Information ("SAI")
                               dated May 1, 1999

                    --------------------------------------

     The last sentence of the first paragraph under the heading "Select Emerging Markets Fund" in the section entitled, "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS", on page 3 of the SAI is amended to read as follows:

     A company is considered as primarily doing business in a developing country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the developing country or
     (ii) at least 50% of the company's assets are situated in the developing country.

                    --------------------------------------

     The second sentence of the first paragraph under the heading "High Yield Securities" in the section entitled, "Investment Strategies and Techniques", on page 21 of the SAI is amended to read as follows:

     The Select Growth Fund and the Select Growth and Income Fund may not invest more than 15% of their assets, the Select Income Fund and the Select Capital Appreciation Fund may not invest more than 25% of their assets and the Select Emerging Markets Fund may not invest more than 35% of its assets at the time of investment in securities rated below Baa by Moody's or BBB by S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-Adviser to be of comparable quality.

                    --------------------------------------

     The chart containing information about the Trustees and Officers of the Trust under the section entitled, "MANAGEMENT OF THE TRUST", on page 25 of the SAI is amended to delete the information relative to David J. Mueller and to include the following information:


                                 Positions Held              Present Position and Principal
Name, Address and Age           with the Trust(1)         Occupations During the Past Five Years
--------------------------  -------------------------  --------------------------------------------
Paul T. Kane (42)           Assistant Vice President   Assistant Vice President, First Allmerica
440 Lincoln Street          and Treasurer              since June 1999; Vice President/Treasurer
Worcester, Massachusetts    (Principal Accounting      of Tax & Financial Services, BISYS Fund
                            Officer)                   Services, 1997-1999; Director of Shareholder
                                                       Reporting, Fidelity Investments, 1992-1997

                    --------------------------------------

     The chart listing the persons who are affiliated with the Trust and the Manager under the section entitled, "INVESTMENT MANAGEMENT AND OTHER SERVICES", on page 29 of the SAI is amended to delete the information relative to David J. Mueller and to include the following:

                         Position(s) held                            Position(s) held with the Manager
Name                      with the Trust                                or Sub-Adviser of the Trust
----                      --------------                                ---------------------------
Paul T. Kane             Assistant Vice President and Treasurer      Assistant Vice President, AFIMS
                         (Principal Accounting Officer)

                    --------------------------------------

     The chart listing the persons who are affiliated with the Trust and Allmerica Investments, Inc. under the section entitled, "Underwriter", on page 38 of the SAI is amended to delete the information relating to David J. Mueller and to include the following:

                              Position(s) held                    Position(s) held
Name                           with the Trust                         with AII
----                           --------------                         --------
Paul T. Kane       Assistant Vice President and Treasurer     Assistant Vice President
                   (Principal Accounting Officer)

                    --------------------------------------

     Effective as of the date hereof, the name of the Sub-Adviser of the Select Emerging Markets Fund has been changed from Schroder Capital Management International Inc. to Schroder Investment Management North America Inc.

                    --------------------------------------

     The first sentence in the fifth paragraph on page 28 of the SAI under the section entitled, "INVESTMENT MANAGEMENT AND OTHER SERVICES", is amended to read as follows:

     AFIMS, First Allmerica and Allmerica Financial Life are direct or indirect wholly-owned subsidiaries of AFC, a publicly-traded Delaware holding company for a group of affiliated companies, the largest of which is First Allmerica.

                    --------------------------------------

The second sentence in the fifth full paragraph on page 29 of the SAI under the section entitled, "INVESTMENT MANAGEMENT AND OTHER SERVICES", is amended to read as follows:

     AAM is a direct, wholly-owned subsidiary of AFC.

                    --------------------------------------

     The following sentence is added after the first sentence under the heading, "Underwriter", in the section entitled, "Service Agreements", on page 38 of the
SAI:

    AII is an indirect, wholly-owned subsidiary of AFC.



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